Financial Instruments (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	$ 5,160,129
2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	264,351
2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	222,531
2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	220,141
2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	217,761
2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	214,507
Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	4,020,838
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,820,231
Trade and other payables [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	26,247
Trade and other payables [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	26,247
Trade and other payables [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	26,247
Customer and other deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	1,735
Customer and other deposits [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	1,277
Customer and other deposits [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	135
Customer and other deposits [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	18
Customer and other deposits [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	104
Customer and other deposits [Member] | 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	201
Customer and other deposits [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	1,735
Satellite performance incentive payments [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	59,752
Satellite performance incentive payments [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	11,495
Satellite performance incentive payments [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	9,487
Satellite performance incentive payments [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	8,534
Satellite performance incentive payments [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	7,674
Satellite performance incentive payments [Member] | 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	5,448
Satellite performance incentive payments [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	17,114
Satellite performance incentive payments [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	47,433
Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,659
Other financial liabilities [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,659
Other financial liabilities [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Other financial liabilities [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,659
Indebtedness [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	5,067,951	[1]
Indebtedness [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	221,928	[1]
Indebtedness [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	212,311	[1]
Indebtedness [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	211,147	[1]
Indebtedness [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	209,983	[1]
Indebtedness [Member] | 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	209,059	[1]
Indebtedness [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	4,003,523	[1]
Indebtedness [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,733,241	[1]
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	1,181
Interest rate swaps [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	141
Interest rate swaps [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	598
Interest rate swaps [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	442
Interest rate swaps [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Interest rate swaps [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	$ 7,916

[1]	Indebtedness excludes deferred financing costs and prepayment options.